Share Capital and Share Premium - Schedule of Share Capital Arising on the Share for Share Exchange (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital Arising on the Share for Share Exchange [Abstract]
Nominal Value, beginning (in Dollars per share)			$ 0.001
Share Capital Shares, beginning (in Shares)	111,462,617	103,087,744	102,272,614
Share Capital value, at beginning	$ 111	$ 103	$ 102
Share Premium, at beginning			15,596
Merger Reserve, at beginning			$ 118,697
Nominal Value Shares issued in the period: (in Dollars per share)			$ 0.001
Share Capital Shares, Shares issued in the period: (in Shares)
Share Capital value Shares issued in the period:
Share Premium Shares issued in the period:
Merger Reserve Shares issued in the period:
Share Capital Shares, ending (in Shares)	111,462,617	103,087,744	102,272,614
Share Capital value, ending	$ 111	$ 103	$ 102
Share Premium, ending	23,105	16,492	15,596
Merger Reserve, ending	$ 118,697	$ 118,697	$ 118,697
Nominal Value Shares issued in lieu of fees/compensation (in Dollars per share)	$ 0.001	$ 0.001
Share Capital Shares, Shares issued in lieu of fees/compensation (in Shares)	4,896,508	450,000
Share Capital value Shares issued in lieu of fees/compensation	$ 5	$ 1
Share Premium Shares issued in lieu of fees/compensation	3,620	300
Merger Reserve Shares issued in lieu of fees/compensation
Nominal Value Options Exercised (in Dollars per share)	$ 0.001
Share Capital Shares Options Exercised (in Shares)	122,849
Share Capital value Options Exercised
Share Premium Options Exercised	75
Merger Reserve Options Exercised
Nominal Value Issuance of Stock – ATM, net (in Dollars per share)	$ 0.001
Share Capital Shares Issuance of Stock – ATM, net (in Shares)	108,659
Share Capital value Issuance of Stock – ATM, net
Share Premium Issuance of Stock – ATM, net	124
Merger Reserve Issuance of Stock – ATM, net
Nominal Value Issuance of Stock - fundraising (in Dollars per share)	$ 0.001
Share Capital Shares Issuance of Stock - fundraising (in Shares)	5,263,158
Share Capital value Issuance of Stock - fundraising	$ 5
Share Premium Issuance of Stock - fundraising	4,442
Merger Reserve Issuance of Stock - fundraising
Nominal Value Issuance of Warrants - fundraising (in Dollars per share)	$ 0.001
Share Capital Shares Issuance of Warrants - fundraising (in Shares)
Share Capital value Capital value Issuance of Warrants - fundraising
Share Premium Issuance of Warrants - fundraising	$ (25)
Nominal Value Cancellation of Treasury Shares (in Dollars per share)	$ 0.001
Share Capital Shares Cancellation of Treasury Shares (in Shares)	(2,016,301)
Share Capital value Cancellation of Treasury Shares	$ (2)
Share Premium Cancellation of Treasury Shares	(1,623)
Merger Reserve Cancellation of Treasury Shares
Nominal Value Warrants Exercised (in Dollars per share)		$ 0.001
Share Capital Shares Warrants Exercised (in Shares)		337,501
Share Capital value Warrants Exercised
Share Premium Warrants Exercised		573
Merger Reserve Warrants Exercised
Nominal Value Issuance of Stock - ATM (in Dollars per share)		$ 0.001
Share Capital Shares Issuance of Stock - ATM (in Shares)		27,629
Share Capital value Issuance of Stock - ATM
Share Premium Issuance of Stock - ATM		23
Merger Reserve Issuance of Stock - ATM